Composition of Long Term Debt, Weighted Average Contract Interest Rate on Long Term Debt and Repayment Due Dates (Parenthetical) (Detail)	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Unsecured Notes Under Medium Term Note Program
Debt Instrument [Line Items]
Maximum maturity date	2018	2018